INCOME TAXES - Change in Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (1,619)	$ (940)	$ (1,136)
Deferred income tax assets	888	761
Deferred income tax liabilities	(2,507)	(1,701)
Non-capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	104	40
Capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	18	0
Losses | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	281	119
Losses | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	440	318
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (2,462)	$ (1,417)